Biological assets - Non-Current and Current Biological Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about biological assets [line items]
Non-current	$ 41,331	$ 43,418
Current	193,376	250,527
Total biological assets	234,707	293,945	$ 225,110	$ 228,037
Cattle for dairy production | Mature biological assets
Disclosure of detailed information about biological assets [line items]
Non-current	40,806	42,449
Breeding cattle | Mature biological assets
Disclosure of detailed information about biological assets [line items]
Non-current	207	607
Current	13,626	11,433
Other cattle | Mature biological assets
Disclosure of detailed information about biological assets [line items]
Current	687	415
Other cattle | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Non-current	318	362
Sown land – crops | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Current	28,487	69,339
Sown land – rice | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Current	43,554	99,720
Sown land – sugarcane | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Current	$ 107,022	$ 69,620